VESSELS AND EQUIPMENT, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) containership	Dec. 31, 2015 USD ($) carrier containership	Dec. 31, 2014 USD ($) containership
Property Subject to or Available for Operating Lease [Line Items]
Number of drybulk carriers delivered | carrier		8
Cost of drybulk carriers		$ 272,000
Number of newbuilding container vessels delivered | containership	2	3
Cost of newbuilding container vessels delivered	$ 195,000	$ 270,700
Vessel impairment charge	$ 5,314	$ 42,410	$ 11,800
Number of container vessels impaired | containership	1	2	5
Depreciation	$ 94,293	$ 78,080	$ 67,393
Property Subject to Operating Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Vessel impairment charge	$ 4,800	$ 29,200